Related Party Transactions - Summary of Related Parties Outstanding Balances of Receivables and Payables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Payables	₩ 0	₩ 20,857
Trade receivables [member]
Disclosure of transactions between related parties [line items]
Dividend Income	6,000	1,304
Trade receivables [member] | K-Realty CR-REITs No.1 [member]
Disclosure of transactions between related parties [line items]
Dividend Income	821	457
Trade receivables [member] | K Bank [member]
Disclosure of transactions between related parties [line items]
Dividend Income		775
Trade receivables [member] | IGIS Professional Investors Private Investment Real Estate Investment LLC No.395 [Member]
Disclosure of transactions between related parties [line items]
Dividend Income	4,614
Trade receivables [member] | Others [member]
Disclosure of transactions between related parties [line items]
Dividend Income	565	72
Loans and receivables [member]
Disclosure of transactions between related parties [line items]
Dividend Income	53,275	50,311
Loans and receivables [member] | K-Realty CR-REITs No.1 [member]
Disclosure of transactions between related parties [line items]
Dividend Income	51,422	16,200
Loans and receivables [member] | K Bank [member]
Disclosure of transactions between related parties [line items]
Dividend Income		32,964
Loans and receivables [member] | Others [member]
Disclosure of transactions between related parties [line items]
Dividend Income	1,853	1,147
Other payables [member]
Disclosure of transactions between related parties [line items]
Payables	5,342	1,749
Other payables [member] | K-Realty CR-REITs No.1 [member]
Disclosure of transactions between related parties [line items]
Payables	0	20,857
Other payables [member] | K Bank [member]
Disclosure of transactions between related parties [line items]
Payables	513	891
Other payables [member] | Others [member]
Disclosure of transactions between related parties [line items]
Payables	4,829	₩ 858
Trade Payable [Member]
Disclosure of transactions between related parties [line items]
Dividend Income	343
Trade Payable [Member] | Others [member]
Disclosure of transactions between related parties [line items]
Dividend Income	₩ 343